Goodwill, Software and Other Intangible Assets - Schedule of Carrying Amount of Indefinite-lived Intangible Assets (Parenthetical) (Detail) - Brand name [member] $ in Millions	12 Months Ended
Oct. 31, 2023 CAD ($)
Disclosure of intangible assets with indefinite useful life [line items]
Impairment losses	$ 27
Corporate and Other [member]
Disclosure of intangible assets with indefinite useful life [line items]
Impairment losses	$ 27